Equity accounted investees	9 Months Ended
Sep. 30, 2023
Equity accounted investees [Abstract]
Disclosure of Equity accounted investees [Text Block]	Equity accounted investees
a.Equity:

	% in share capital		Equity accounted investees
Investees	09/30/2023	12/31/2022	09/30/2023	12/31/2022
Granito Soluções em Pagamento S.A. (a)	50.0%	45.0%	60,589	62,582

Total			60,589	62,582
Total			71,884	72,090
(a) On May 4, 2023, Banco Inter S.A. concluded the acquisition of additional 5% of the share capital of Granito Instituição de Pagamento S.A. (“Granito”), held by minority shareholders, for the amount of R$ 10 million (“Acquisition paid in cash”). The acquisition was accounted for using the equity method.
b. Loss from equity interests in associates:

	Three-month period		Nine-month period
Investees	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Granito Soluções em Pagamento S.A.	(4,071)	(3,892)	(30,597)	(13,954)
Total	(4,071)	(3,892)	(30,597)	(13,954)